Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Components of Comprehensive Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Unrealized holding gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) on available-for-sale securities, Before-Tax Amount	$ (4,466,187)	$ 710,040	$ (198,328)	$ 1,172,759
Unrealized holding gains (losses) on available-for-sale securities, Income Tax Effect	1,518,504	(241,412)
Unrealized holding gains (losses) on available-for-sale securities, Net-of-Tax Amount	(2,947,683)	468,628
Reclassification adjustment for (gains) losses realized in income, Before-Tax Amount	0	0
Reclassification adjustment for (gains) losses realized in income, Income Tax Effect	0	0
Reclassification adjustment for (gains) losses realized in income, Net-of-Tax Amount	0	0
Other comprehensive gain (loss) on available-for-sale securities, Before-Tax Amount	(4,466,187)	710,040
Other comprehensive gain (loss) on available-for-sale securities, Income Tax Effect	1,518,504	(241,412)
Other comprehensive gain (loss) on available-for-sale securities, Net-of-Tax Amount	(2,947,683)	468,628
Unfunded pension liability:
Changes from plan actuarial gains and losses included in other comprehensive income, Before-Tax Amount	129,751	9,660
Changes from plan actuarial gains and losses included in other comprehensive income,Income Tax Effect	(51,907)	(3,883)
Changes from plan actuarial gains and losses included in other comprehensive income, Net-of-Tax Amount	77,844	5,777
Amortization of net transition obligation, prior service cost and net actuarial loss included in net periodic benefit cost, Before-Tax Amount	0	0
Amortization of net transition obligation, prior service cost and net actuarial loss included in net periodic benefit cost, Income Tax Effect	0	0
Amortization of net transition obligation, prior service cost and net actuarial loss included in net periodic benefit cost, Net-of-Tax Amount	0	0
Other comprehensive gain on unfunded retirement obligations, Before-Tax Amount	129,751	9,660
Other comprehensive gain on unfunded retirement obligations, Income Tax Effect	(51,907)	(3,883)
Other comprehensive gain on unfunded retirement obligations, Net-of-Tax Amount	77,844	5,777
Other comprehensive Income, Before-Tax Amount	(4,336,436)	719,700
Other comprehensive Income, Income Tax Effect	1,466,597	(245,295)
Other comprehensive Income, Net-of-Tax Amount	$ (2,869,839)	$ 474,405	$ (287,169)	$ 993,288